Trade accounts receivable (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total	R$ 2,910	R$ 3,232
Trade Accounts Receivables [Member]
IfrsStatementLineItems [Line Items]
Total	3,095	3,344
Expected Credit Losses [Member]
IfrsStatementLineItems [Line Items]
Total	(185)	(112)
Not Past Due [Member]
IfrsStatementLineItems [Line Items]
Total	2,227	2,653
Not Past Due [Member] | Trade Accounts Receivables [Member]
IfrsStatementLineItems [Line Items]
Total	2,355	2,688
Not Past Due [Member] | Expected Credit Losses [Member]
IfrsStatementLineItems [Line Items]
Total	(128)	(35)
Not later than three months [member]
IfrsStatementLineItems [Line Items]
Total	605	530
Not later than three months [member] | Trade Accounts Receivables [Member]
IfrsStatementLineItems [Line Items]
Total	609	536
Not later than three months [member] | Expected Credit Losses [Member]
IfrsStatementLineItems [Line Items]
Total	(4)	(7)
Later than three months and not later than six months [member]
IfrsStatementLineItems [Line Items]
Total	78	22
Later than three months and not later than six months [member] | Trade Accounts Receivables [Member]
IfrsStatementLineItems [Line Items]
Total	85	25
Later than three months and not later than six months [member] | Expected Credit Losses [Member]
IfrsStatementLineItems [Line Items]
Total	(7)	(3)
Later than six months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Total		28
Later than six months and not later than one year [member] | Trade Accounts Receivables [Member]
IfrsStatementLineItems [Line Items]
Total	46	95
Later than six months and not later than one year [member] | Expected Credit Losses [Member]
IfrsStatementLineItems [Line Items]
Total	R$ (46)	R$ (67)